Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Principal Outstanding		$ 2,411,338		$ 2,390,689
Term loan facility USD [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate	[1],[2],[3]	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)
Effective Interest Rate	[2],[4]	7.90%
Facility maturity date	[2]	--06-28
Principal Outstanding	[2]	$ 831,326
Term Loan Facility EUR [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[5]	$ 634,297
Term Loan Facility EUR [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate	[1],[5]	EURIBOR + 3.00% (0% floor)
Effective Interest Rate	[4],[5]	5.80%
Facility maturity date	[5]	--06-28
Principal Outstanding | €	[5]		€ 586,281
Secured Loan Notes E U R | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		$ 455,871
Secured Loan Notes E U R | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate	[1]	3.00%
Effective Interest Rate	[4]	3.20%
Facility maturity date		--06-29
Principal Outstanding | €			421,362
Secured Loan Notes U S D | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate	[1]	4.00%
Effective Interest Rate	[4]	4.20%
Facility maturity date		--06-29
Principal Outstanding		$ 337,206
Revolving Credit Facility (USD) [Member] | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate	[1],[3]	BASE + 0.10%(4) + 2.25% (0% floor)
Effective Interest Rate	[4]	6.70%
Facility maturity date		--12-27
Principal Outstanding		$ 70,000
Revolving Credit Facility (EUR) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		$ 21,638
Revolving Credit Facility (EUR) [Member] | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate	[1]	BASE + 2.25% (0% floor)
Effective Interest Rate	[4]	4.80%
Facility maturity date		--12-27
Principal Outstanding | €			€ 20,000
Line of Credit [Member] | USD | Facility maturity date July 27
Debt Instrument [Line Items]
Interest rate	[1],[6]	Term SOFR (6) + 2.70%
Effective Interest Rate	[4]	7.10%
Facility maturity date		--07-27
Principal Outstanding		$ 61,000

[1]	For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively
[2]	Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities
[3]	Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR
[4]	The effective interest rate is as of March 31, 2025
[5]	Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
[6]	The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.